Property and Equipment, net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Abstract]
Machineries and equipment	$ 1,972,307
Less: accumulated depreciation
Machineries and equipment, net	$ 1,972,307